Filed pursuant to Rule 497(e)
under the Securities Act of 1933.
File No. 33-78960
File No. 811-8510



MATTHEWS INTERNATIONAL FUNDS

Matthews Pacific Tiger Fund
Matthews Korea Fund
Matthews Dragon Century China Fund

Class A Shares

Supplement dated June 11, 1998
to Prospectus dated December 31, 1997

Matthews International Capital Management, llc (the "Advisor"), the investment advisor to the Matthews International Funds (the "Company"), has entered into a Purchase Agreement pursuant to which William Hambrecht, the co-founder and former Chairman of the investment bank Hambrecht & Quist, has acquired a 24.9% interest in the Advisor with a warrant to purchase additional interests in the Advisor. If the warrant is exercised, Mr. Hambrecht's ownership interest in the Advisor will increase to 30.4%.

The warrant, if exercised by Mr. Hambrecht, would cause a change in control of the Advisor. Under the Investment Company Act of 1940, this would cause an automatic termination of the advisory agreement between the Advisor and the Company. In order to allow Mr. Hambrecht to exercise the warrant and at the same time allow the Advisor to continue to advise the Funds, the Board of Trustees of the Company and the shareholders of each Fund must approve a new advisory agreement with the Advisor to take effect upon the exercise of the warrant. Currently, there are no changes anticipated in the investment approach of the Advisor as a result of Mr. Hambrecht's acquisition.
A proxy statement describing Mr. Hambrecht's acquisition in greater detail and seeking shareholder approval of a new advisory agreement in the event Mr. Hambrecht exercises the warrant is expected to be sent to each Fund's shareholders in the near future.

Filed pursuant to Rule 497(e)
under the Securities Act of 1933.
File No. 33-78960
File No. 811-8510



MATTHEWS INTERNATIONAL FUNDS

Matthews Pacific Tiger Fund
Matthews Asian Convertible Securities Fund
Matthews Korea Fund
Matthews Dragon Century China Fund

Class I Shares

Supplement dated June 11, 1998
to Prospectus dated December 31, 1997

Matthews International Capital Management, llc (the "Advisor"), the investment advisor to the Matthews International Funds (the "Company"), has entered into a Purchase Agreement pursuant to which William Hambrecht, the co-founder and former Chairman of the investment bank Hambrecht & Quist, has acquired a 24.9% interest in the Advisor with a warrant to purchase additional interests in the Advisor. If the warrant is exercised, Mr. Hambrecht's ownership interest in the Advisor will increase to 30.4%.

The warrant, if exercised by Mr. Hambrecht, would cause a change in control of the Advisor. Under the Investment Company Act of 1940, this would cause an automatic termination of the advisory agreement between the Advisor and the Company. In order to allow Mr. Hambrecht to exercise the warrant and at the same time allow the Advisor to continue to advise the Funds, the Board of Trustees of the Company and the shareholders of each Fund must approve a new advisory agreement with the Advisor to take effect upon the exercise of the warrant. Currently, there are no changes anticipated in the investment approach of the Advisor as a result of Mr. Hambrecht's acquisition.

A proxy statement describing Mr. Hambrecht's acquisition in greater detail and seeking shareholder approval of a new advisory agreement in the event Mr. Hambrecht exercises the warrant is expected to be sent to each Fund's shareholders in the near future.